Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GMO TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
GMO Emerging Domestic Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GMO EMERGING DOMESTIC OPPORTUNITIES FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 204% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	204.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies whose prospects are linked to the internal ("domestic") development and growth of the world's non-developed markets ("emerging markets"), including companies that provide goods and services to emerging market consumers. "Emerging markets" include all markets that are not treated as "developed markets" in the MSCI World Index or MSCI EAFE Index.

The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see "Name Policies"). The Fund's investments are not limited to investments in companies located in any particular country or geographic region, and often include investments in companies located in developed markets (e.g., the United States) that are related to, or whose prospects are linked to, emerging markets. GMO does not manage the Fund to, or control the Fund's risk relative to, any index or benchmark.

GMO primarily uses fundamental analysis to evaluate and select countries, sectors, and companies that it believes are likely to benefit from domestic growth in emerging markets. The process begins with country and sector allocation and then focuses on the selection of individual companies. In evaluating and selecting investments, GMO may consider many factors, including GMO's assessment of a country's and/or sector's fundamentals or growth prospects as well as a company's positioning relative to its competitors. In constructing the Fund's portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

			The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.
Risk [Heading]		rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed markets.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns/Class II Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 12.66% (1Q2012) Lowest Quarter: – 4.53% (2Q2013) Year-to-Date (as of 3/31/15): 3.86%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary.
GMO Emerging Domestic Opportunities Fund | Class II
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.80%
Management fee	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.22%
Other expenses		rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	1.17%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[3]	rr_NetExpensesOverAssets	1.14%
1 Year		rr_ExpenseExampleYear01	$ 278
3 Years		rr_ExpenseExampleYear03	535
5 Years		rr_ExpenseExampleYear05	811
10 Years		rr_ExpenseExampleYear10	1,602
1 Year		rr_ExpenseExampleNoRedemptionYear01	195
3 Years		rr_ExpenseExampleNoRedemptionYear03	446
5 Years		rr_ExpenseExampleNoRedemptionYear05	716
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,486
2012		rr_AnnualReturn2012	25.08%
2013		rr_AnnualReturn2013	3.40%
2014		rr_AnnualReturn2014	(0.69%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.86%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.53%)
1 Year		rr_AverageAnnualReturnYear01	(2.27%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	4.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | Class III
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.80%
Management fee	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses		rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	1.10%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[3]	rr_NetExpensesOverAssets	1.07%
1 Year		rr_ExpenseExampleYear01	$ 271
3 Years		rr_ExpenseExampleYear03	513
5 Years		rr_ExpenseExampleYear05	775
10 Years		rr_ExpenseExampleYear10	1,523
1 Year		rr_ExpenseExampleNoRedemptionYear01	188
3 Years		rr_ExpenseExampleNoRedemptionYear03	424
5 Years		rr_ExpenseExampleNoRedemptionYear05	678
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,407
1 Year		rr_AverageAnnualReturnYear01	(2.14%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	6.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
GMO Emerging Domestic Opportunities Fund | Class IV
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.80%
Management fee	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.105%
Other expenses		rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	1.06%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[3]	rr_NetExpensesOverAssets	1.03%
1 Year		rr_ExpenseExampleYear01	$ 267
3 Years		rr_ExpenseExampleYear03	501
5 Years		rr_ExpenseExampleYear05	753
10 Years		rr_ExpenseExampleYear10	1,478
1 Year		rr_ExpenseExampleNoRedemptionYear01	184
3 Years		rr_ExpenseExampleNoRedemptionYear03	412
5 Years		rr_ExpenseExampleNoRedemptionYear05	657
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,361
1 Year		rr_AverageAnnualReturnYear01	(2.12%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	4.18%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 02, 2012
GMO Emerging Domestic Opportunities Fund | Class V
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.80%
Management fee	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses		rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	1.04%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[3]	rr_NetExpensesOverAssets	1.01%
1 Year		rr_ExpenseExampleYear01	$ 265
3 Years		rr_ExpenseExampleYear03	495
5 Years		rr_ExpenseExampleYear05	743
10 Years		rr_ExpenseExampleYear10	1,455
1 Year		rr_ExpenseExampleNoRedemptionYear01	182
3 Years		rr_ExpenseExampleNoRedemptionYear03	405
5 Years		rr_ExpenseExampleNoRedemptionYear05	647
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,338
1 Year		rr_AverageAnnualReturnYear01	(2.11%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	(2.44%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 29, 2013
GMO Emerging Domestic Opportunities Fund | Class VI
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.80%
Management fee	[1]	rr_ManagementFeesOverAssets	0.75%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses		rr_OtherExpensesOverAssets	0.13%
Acquired fund fees and expenses (underlying fund expenses)	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	1.01%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[3]	rr_NetExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 262
3 Years		rr_ExpenseExampleYear03	485
5 Years		rr_ExpenseExampleYear05	727
10 Years		rr_ExpenseExampleYear10	1,421
1 Year		rr_ExpenseExampleNoRedemptionYear01	179
3 Years		rr_ExpenseExampleNoRedemptionYear03	396
5 Years		rr_ExpenseExampleNoRedemptionYear05	630
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,304
1 Year		rr_AverageAnnualReturnYear01	(2.07%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	6.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 19, 2011
GMO Emerging Domestic Opportunities Fund | Return After Taxes on Distributions | Class II
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.45%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	3.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class II
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.74%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	3.47%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class II
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	(1.92%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 24, 2011
GMO Emerging Domestic Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class III
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	3.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
GMO Emerging Domestic Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class IV
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date		rr_AverageAnnualReturnInceptionDate	May 02, 2012
GMO Emerging Domestic Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class V
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	(3.33%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 29, 2013
GMO Emerging Domestic Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class VI
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.19%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	2.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 19, 2011

[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund's average daily net assets. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.03% and 0.04%, respectively.
[3]	after expense reimbursement/waiver (Fund and underlying fund expenses)